Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2022	2021
Website and software development	$50,697,486	$43,265,793
Furniture and fixtures	851,926	851,926
Computers and electronics	1,015,853	994,925
Vehicles	325,504	430,162
Leasehold improvements	300,673	237,190
Video and equipment	176,903	176,903
Total - gross	53,368,345	45,956,899
Less: accumulated depreciation	(40,452,572)	(32,256,023)
Total - net	$12,915,773	$13,700,876